Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	Oppenheimer SteelPath Panoramic Fund
Central Index Key	dei_EntityCentralIndexKey	0001642227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 20, 2015
Prospectus Date	rr_ProspectusDate	Nov. 18, 2015